Organization and Principal Activities - Schedule of Consolidated Balance Sheets Information (Details) - Variable Interest Entities [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 566,544	$ 890,365
Restricted cash		20,676
Accounts receivable, net	55,522,880	28,326,985
Amounts due from related parties, current	13,587,536
Inventories	10,724	67,826
Contract costs	2,357,950	1,691,293
Advance to suppliers	3,205,098	1,134,529
Prepaid expenses and other current assets, net	413,579	1,665,653
Amount due from intercompany-current	2,063,000	748,183
Total current assets	77,727,311	34,545,510
Non-current assets:
Property and equipment, net	1,777,249	1,913,693
Intangible assets, net	140,366	212,445
Long-term investments	937,909	964,250
Right of use assets	66,913	173,879
Prepaid expenses and other non-current assets	3,558,515	3,710,351
Amount due from related parties-non current		13,859,350
Total non-current assets	6,480,952	20,833,968
TOTAL ASSETS	84,208,263	55,379,478
Current liabilities:
Short-term borrowings	32,879,865	26,760,940
Accounts payable	26,740,606	13,210,566
Amount due to related parties-current	67,068	704,947
Deferred revenue	2,385,228	1,654,145
Accrued expenses and other current liabilities	22,173,896	13,295,209
Lease liabilities, current	57,545	93,284
Amount due to intercompany-current	31,080,404	26,864,085
Total current liabilities	115,384,612	82,583,176
Non-current liabilities:
Amount due to related parties-non current	7,336,833	7,505,290
Accrued liabilities, non-current	4,508,695	5,153,803
Lease liabilities, non-current		61,471
Total non-current liabilities	11,845,528	12,720,564
TOTAL LIABILITIES	$ 127,230,140	$ 95,303,740